Segment Information (Reconciliation of Segment Totals to Consolidated Financial Statement Amounts) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment revenues:
Revenues	¥ 2,874,821	¥ 2,814,361	¥ 2,663,659
Segment profits:
Total segment profits	331,826	360,713	335,923
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	(394)	(137)	(32)
Income before Income Taxes	480,463	469,975	392,178
Segment assets:
Assets	16,866,251	16,322,100	15,289,385
Operating Segment
Segment revenues:
Revenues	2,871,405	2,804,921	2,661,264
Segment profits:
Total segment profits	544,668	561,521	448,510
Segment assets:
Assets	16,456,627	16,022,129	14,703,812
Corporate, Non-Segment
Segment revenues:
Revenues	64,628	64,922	51,993
Segment profits:
Corporate losses	(64,475)	(84,644)	(64,337)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	270	(6,902)	8,005
Segment assets:
Assets	2,494,395	2,307,313	2,760,471
Intersegment Eliminations
Segment revenues:
Revenues	(61,212)	(55,482)	(49,598)
Segment assets:
Assets	¥ (2,084,771)	¥ (2,007,342)	¥ (2,174,898)